Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Apr. 02, 2011
Current assets
Cash and cash equivalents	$ 106,354	$ 21,065
Receivables, net	127,226	80,081
Inventories	187,413	117,173
Deferred tax assets	11,145	7,322
Prepaid expenses and other current assets	31,925	19,757
Total current assets	464,063	245,398
Property and equipment, net	170,755	119,323
Intangible assets, net	14,146	15,796
Goodwill	14,005	14,005
Deferred tax assets	3,952	1,951
Other assets	7,504	3,022
Total assets	674,425	399,495
Current liabilities
Revolving line of credit	22,674	12,765
Accounts payable	67,326	52,873
Accrued payroll and payroll related expenses	33,710	26,100
Accrued income taxes	8,199	18,701
Accrued expenses and other current liabilities	33,097	17,286
Total current liabilities	165,006	127,725
Note payable to parent	0	101,650
Deferred rent	43,292	29,381
Deferred tax liabilities	6,300	5,495
Other long-term liabilities	3,590	3,218
Total liabilities	218,188	267,469
Commitments and contingencies
Contingently redeemable ordinary shares	0	6,706
Shareholders' equity
Convertible preference shares, no par value; 10,163,920 shares issued and outstanding at April 2, 2011.
Ordinary shares, no par value; 650,000,000 shares authorized, and 192,731,390 shares issued and outstanding at March 31, 2012, and 140,554,377 shares issued and outstanding at April 2, 2011.
Additional paid-in capital	228,321	40,000
Accumulated other comprehensive (loss) income	(735)	4,033
Retained earnings	228,651	81,287
Total shareholders' equity	456,237	125,320
Total liabilities and shareholders' equity	$ 674,425	$ 399,495